Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net (loss)income	$ (7,141,296)		$ 37,120,423
Adjustments to reconcile net (loss)income to net cash provided by (used in) operating activities:
Liquidated damages	2,493,326		0
Loss on disposal of property, plant and equipment	3,546		0
Depreciation	8,290,416		7,909,613
Amortization	104,598		99,859
Land use rights amortization	441,234		274,589
Deferred income tax expense	443,243		3,058,129
Share-based compensation expense	2,063,394		1,515,907
Changes in operating assets and liabilities:
Bills receivable	7,842,501		(8,562,744)
Accounts receivable	(2,191,777)		0
Inventories	50,355,316		(53,641,596)
Prepayments to suppliers	1,431,638		(11,295,931)
Consumption tax refund receivable	(14,958,506)		(38,174,457)
Other current assets	(18,500,179)		2,086,940
Accounts payable	4,198,683		58,179,877
Advances from customers	(3,121,937)		(6,357,494)
Income taxes payable	(10,746,276)		10,434,575
Accrued expenses and other payables	(19,276,573)		(228,610)
Net cash provided by operating activities	1,731,351		2,419,080
Cash flows from investing activities:
Purchase of land use rights	0		(5,789,302)
Purchase of property, plant and equipment,	(42,323,976)		(12,706,733)
Proceeds from disposal of property, plant and equipment	10,639		0
Construction payables			0
Net cash used in investing activities	(42,313,337)		(18,496,035)
Cash flows from financing activities:
Pledged bank deposits used for bank borrowings	(53,734,552)		(89,559,311)
Proceeds from short-term bank borrowings	258,412,312		176,683,746
Repayment of short-term bank borrowings	(170,771,129)		(127,866,341)
Proceeds from bank notes	114,399,220		77,816,440
Repayment of bank notes	(113,353,240)		(32,919,357)
Repayments of long-term bank borrowings	(17,820,400)		(13,610,480)
Short-term financing from related parties	13,303,054		30,839,377
Short-term financing to related parties	(13,188,178)		(30,949,048)
Short-term financing to/from Litong (Note24)	2,265,533	[1]	(961,610)	[1]
Proceeds from warrant exercises	7,332		220,000
Proceeds from Series A Private Placement, net	0		23,312,091
Proceeds from Series B Private Placement, net	0		18,949,232
Dividends paid	(2,585,647)		(902,886)
Net cash provided by financing activities	16,934,305		30,651,853
Effect of foreign currency exchange rate changes on cash	1,636,457		730,688
Net (decrease) increase in cash	(22,011,224)		15,305,586
Cash at beginning of year	29,336,241		14,030,655
Cash at end of year	7,325,017		29,336,241
Supplemental disclosure of cash flow information:
Income taxes paid	13,154,751		0
Interest paid, net of capitalized interest	15,796,772		9,945,389
Non-cash investing and financing activities:
Payable for purchase of property, plant and equipment (net of VAT)	21,307,495		45,374,656
Reclassification of input VAT from property, plant and equipment to other current assets	$ 0		$ 13,006,984

[1]	Note 24